INVENTORY (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Disclosure of detailed information about inventories [Table Text Block]
	December 31,
	2025	2024

Work in progress:
Bulk cannabis	$326	$325
Finished goods:
Packaged dried cannabis	3,709	2,605
Other products	233	285

	$4,268	$3,215